Significant Related Party Transactions - Significant Transactions between Company and Other Related Parties (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net	$ 4,538		$ 91,065		$ 138,912	$ 93,798
Acquisition of intangible assets	27,399	$ 838,675	1,283,938	$ 1,554,251
Acquisition of investments accounted for under the equity method, Purchase price	259,667		7,847,979		7,948,413	$ 7,960,150
Disposal of subsidiaries, Proceeds					4,617
Disposal of available-for-sale financial assets, noncurrent, Proceeds	$ 0	0	2,159,636	3,626,315
Associates [member]
Disclosure of transactions between related parties [line items]
Operating revenues		1,291,398	1,357,720	1,961,451
Refund liability, current					1,287
Acquisition of intangible assets		$ 200,610	322,808	254,611
Acquisition of investments accounted for under the equity method, Purchase price					840,000
Acquisition of investments accounted for under the equity method, Trading Volume | shares	84,000	84,000
Associates [member] | Cost [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net			84,839		134,646
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Operating revenues		$ 4,277	12,465	13,122
Joint ventures [member] | Cost [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net			1,051		0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues		27,881	30,417	2,305
Refund liability, current					71
Disposal of subsidiaries, Proceeds					4,617
Disposal of subsidiary, Disposal gain (loss)		$ (31,856)
Disposal of subsidiary, Trading Volume | shares	46,168	46,168
Disposal of available-for-sale financial assets, noncurrent, Proceeds			50,745
Disposal of available-for-sale financial assets, noncurrent, Disposal gain (loss)			$ (13,753)
Disposal of available-for-sale financial assets, noncurrent, Trading Volume | shares			6,489
Mask expenditure		$ 1,750,088	$ 994,710	0
Other payables of mask expenditure		571,036	580,789	0
Other related parties [member] | Cost [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net			7,908		4,266
All other related parties [member]
Disclosure of transactions between related parties [line items]
Operating revenues		$ 1,323,556	1,400,602	$ 1,976,878
Accounts receivable-related parties, net			91,065		138,912
Refund liability, current					1,358
All other related parties [member] | Cost [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net			93,798		$ 138,912
All other related parties [member] | Allowance for sales returns and discounts [member]
Disclosure of transactions between related parties [line items]
Accounts receivable-related parties, net			$ (2,733)